GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	EZchip Semiconductor Ltd. (the "Company") was incorporated as a limited liability company under the laws of the State of Israel in 1989.

On July 22, 2008, the Company changed its name from LanOptics Ltd. to EZchip Semiconductor Ltd. The Company is a fabless semiconductor company that develops and markets Ethernet network processors for networking equipment.

EZchip Technologies Ltd. ("EZchip Technologies") was established in December 1999 as a wholly-owned subsidiary of the Company. During 2001, EZchip Technologies established a wholly-owned subsidiary, EZchip Inc., in the United States, which is engaged in the marketing of EZchip Technologies' products. In its early years of operations, EZchip Technologies raised funds from third party investors and the Company, thereby diluting the Company's ownership of EZchip Technologies. However, following a series of share acquisition transactions since December 22, 2009 the Company holds 100% of EZchip Technologies' outstanding shares and voting rights.

b.	The Company's Ordinary Shares are listed on the NASDAQ Global Select Market and its NASDAQ ticker symbol is "EZCH." The Company's Ordinary Shares are also listed on the Tel Aviv Stock Exchange.